Collins Alternative Solutions Fund (Prospectus Summary) | Collins Alternative Solutions Fund
Collins Alternative Solutions Fund
Investment Objective
The Collins Alternative Solutions Fund (the "Fund") seeks long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and under "Shareholder Information
- Class A Sales Charge Reductions and Waivers" beginning on page 26 of this
Prospectus and under "Additional Purchase and Redemption Information - Sales
Charges on Class A Shares" beginning on page 46 of the Fund's Statement of
Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Collins Alternative Solutions Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	none	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Collins Alternative Solutions Fund		Institutional Class Shares	Class A Shares
Management Fees		1.95%	1.95%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		2.53%	2.78%
Less: Fee Waiver and/or Expense Reimbursement		(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	2.51%	2.76%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year. Class A shares are not currently offered for purchase. If Class A shares are offered in the future, estimated fees may be higher.
[2]	Pursuant to an operating expense limitation agreement between Collins Capital Investments, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 2.49% and 2.74% of the Fund's average annual net assets for Institutional Class shares and Class A shares, respectively, through at least April 30, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Collins Alternative Solutions Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class Shares	254	782
Class A Shares	765	1,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
The Adviser believes that the Fund's investment objective of generating long term capital appreciation through absolute (positive) returns can be achieved by utilizing various investment strategies and allocating its assets among multiple sub-advisers (each, a "Sub-Adviser"). The Adviser selects and oversees multiple
Sub-Advisers who manage separate segments of the Fund's portfolio using distinct, complimentary, investment styles. Although the Adviser intends to seek a degree of diversification among Sub-Advisers, there will be no fixed limit upon the portion of the Fund's assets that may be allocated to a particular
Sub-Adviser or investment strategy. The Adviser may also directly manage a portion of the Fund's assets at its own discretion.

Each Sub-Adviser will separately manage a portion of the Fund's investment portfolio. Each Sub-Adviser has complete discretion to invest the portion of the
Fund's assets it has been allocated as it deems appropriate, based on the
Sub-Advisers' investment style and process. Each Sub-Adviser is subject to the general oversight of the Adviser. However, the Adviser does not manage the day-to-day investments of the Sub-Advisers. The Sub-Advisers will employ a variety of strategies in managing the Fund's investment portfolio, including, but not necessarily limited to, the following:

·  Long/Short Equity Investing, Market Neutral Equity Investing - taking long and short positions in equity securities, including common stocks and preferred stocks of U.S. and foreign issuers with the goal of minimizing exposure to general market risk.

·  Fixed Income, Long/Short Credit - taking long and short positions in fixed income and debt securities, with the goal of minimizing exposure to general market risk.

·  Convertible Arbitrage Investing - investing in interest-bearing convertible debentures and high yielding, convertible preferred stocks. These long convertible positions are hedged against market and issuer risk by selling short a percentage of the underlying common stock and/or by writing equity call options.

·  Event Driven Investing - investing in equity or fixed income securities to take advantage of the impact of corporate events, such as bankruptcies, mergers, reorganizations, spin-offs, restructurings and material litigation, on the market value of company securities before and after such events occur.

·  Opportunistic and Global Macro Investing - long and short investing in equity, fixed income, currency and commodity markets globally with the objective of generating a return from market trends across various U.S. and foreign markets, sectors and industries.

·  Distressed Securities Investing - investing in securities of companies or government entities that are currently undervalued, out-of-favor, have low credit ratings, are engaged in bankruptcy or reorganization proceedings or are affected by other adverse factors.

·  Long Investing - taking and holding long positions in equity and/or fixed income securities, including securities of U.S. and foreign issuers, with the goal of long-term capital appreciation.

·  Managed Futures Investing - investing in futures contracts and futures-related instruments (e.g. equity index futures, currency forwards, commodity futures and fixed income futures) involving commodities, currencies, fixed income and equities in order to benefit if the price of the underlying instrument, currency or commodity rises or falls.

To implement these strategies, the Sub-Advisers may invest in various types of securities, as discussed in greater detail below. These strategies are similar to investment strategies traditionally employed by hedge funds.

The Fund may take both long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities. In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and exchange-traded funds
("ETFs") that invest in equity securities and equity-linked instruments.

The Fund may invest in fixed income securities of U.S. and foreign issuers
(including issuers located in emerging markets), and derivative securities that are linked to fixed income securities. "Fixed income securities" include corporate bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, exchange-traded notes ("ETNs"), distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities. These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." Fixed-income securities may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer. In addition to direct investments in fixed income securities and other instruments that are linked to fixed-income securities, the Fund may invest in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed-income securities, including shares of ETFs.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets). In addition, the Fund may purchase and sell foreign currency, enter into spot or forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments. The
Fund will not invest in physical commodities directly.

The Fund's investments in derivative securities, specifically futures contracts, options, options on futures contracts, swap agreements, credit default swaps, currency-linked derivatives and commodity-linked derivatives, may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or "hedge," against market volatilities and other risks. The
Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.

Derivatives and short sale transactions involve the use of
leverage. Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

The Fund will sell an investment during portfolio rebalancing periods when the
Fund's holdings in that investment are larger than the allocation suggested by a
Sub-Adviser's investment models or when a more attractive investment becomes available. The Sub-Advisers may engage in active trading of the Fund's portfolio investments to achieve the Fund's investment objective.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Liquidity Risk. The risk that certain securities and markets can become illiquid at times and negatively impact the price of securities the Fund were to sell during times of illiquidity.

·  Management Risk. The risk that the Adviser or Sub-Advisers' judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Adviser and the Sub-Advisers in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Sub-Adviser and Strategy Concentration Risk.  Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the
   Fund may be more heavily exposed to the investment judgments of one or more
   Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

·  Multi-Style Management Risk. Because portions of the Fund's assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

·  Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Bank Loan Risk. The Fund's investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

·  Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company's creditors but before the company's common shareholders. Consequently, an issuer's convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

·  Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities are subject to credit risk, or the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Certain mortgage-backed fixed-income securities may be subject to risk of prepayment, and may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Fixed Income Securities Risk. The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

·  Distressed Securities Risk. The Fund's investment in distressed securities may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund's original investment.
   Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

·  Derivatives Risk. Derivatives, including futures, options, options on futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of a derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets. Specific types of derivative securities are also subject to a number of additional risks, such as:

   ·  Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

   ·  Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

   ·  Credit Default Swap Risk. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.

   ·  Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.

   ·  Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.

   ·  Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

·  Commodities Markets Risk. Exposure to commodity markets through investments in commodities linked instruments may subject the Fund to greater volatility than investments in traditional securities. This difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

·  Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
   U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
   and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Sub-Advisers may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

·  Currency and Forward Currency Contracts Risks. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

·  Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company's or ETF's operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

·  Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

·  Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

·  Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

·  High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate relative to many mutual funds. A high portfolio turnover rate
   (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund's returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower the Fund's return.

·  Leverage Risk. It is expected that most, if not all, of the Fund's
   Sub-Advisers will employ leverage to varying degrees. Leverage is the practice of borrowing money to purchase securities. Investments in derivative instruments and selling securities short also involve the use of leverage. Leverage can increase the investment returns of the Fund. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements. However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral securities at disadvantageous prices.

·  Tax Risk. There is the risk that the Fund's investment strategies, specifically its investments in derivative instruments, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the
   Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Updated performance information will be available on the Fund's website at www.collinsalternativefunds.com or by calling the Fund toll-free at 1-855-55-ALT-MF.